Property, plant, and equipment	12 Months Ended
Dec. 31, 2021
Property, plant, and equipment
Property, plant, and equipment

14.         Property, plant, and equipment

	Plant	Pipelines,
	and	networks	Work in
	equipment	and lines	progress	Buildings	Lands	Other	Total
Cost
Balance as of December 31, 2020	51,088,781	37,141,694	7,514,228	8,412,469	4,112,826	2,692,461	110,962,459
Additions/capitalizations	1,958,132	1,657,967	1,854,907	434,438	4,965	207,179	6,117,588
Increase by business combination (Note 12)	184,303	14,860,422	1,521,181	557,224	395,828	121,500	17,640,458
(Decrease) increase in abandonment costs (Note 23)	(182,172)	(104,101)	(1,673)	(3,494)	—	127	(291,313)
Capitalized financial interests (1)	53,740	29,435	29,209	12,491	160	6,129	131,164
Exchange differences capitalized	1,371	751	745	319	4	156	3,346
Disposals	(312,646)	(81,967)	(9,344)	(25,530)	(4,164)	(37,560)	(471,211)
Foreign currency translation	4,946,012	1,646,079	164,778	204,496	257,988	120,110	7,339,463
Transfers/reclassifications	(284,678)	252,353	(507,917)	67,814	32,690	(91,442)	(531,180)
Balance as of December 31, 2021	57,452,843	55,402,633	10,566,114	9,660,227	4,800,297	3,018,660	140,900,774

Accumulated depreciation and impairment losses
Balance as of December 31, 2020	(21,256,869)	(17,558,024)	(1,023,456)	(3,628,724)	(78,548)	(908,500)	(44,454,121)
Depreciation expense	(2,420,045)	(1,723,300)	—	(381,978)	—	(116,923)	(4,642,246)
Reversal (loss) of an impairment (Note 18)	24,888	(22,346)	(312,009)	12,790	16,403	(858)	(281,132)
Disposals	276,225	66,555	421	18,152	34	31,355	392,742
Foreign currency translation	(1,726,218)	(434,365)	(1,550)	(73,136)	(5,500)	(61,416)	(2,302,185)
Transfers/reclassifications	403,182	6,428	56,994	(6,357)	—	2,447	462,694
Balance as of December 31, 2021	(24,698,837)	(19,665,052)	(1,279,600)	(4,059,253)	(67,611)	(1,053,895)	(50,824,248)
Net balance as of December 31, 2020	29,831,912	19,583,670	6,490,772	4,783,745	4,034,278	1,783,961	66,508,338
Net balance as of December 31, 2021	32,754,006	35,737,581	9,286,514	5,600,974	4,732,686	1,964,765	90,076,526
(1)	Financial interest is capitalized based on the weighted average rate of loan costs. See Note 20 – Loans and financing.

	Plant	Pipelines,
	and	networks	Work in
	equipment	and lines	progress	Buildings	Lands	Other	Total
Cost
Balance as of December 31, 2019	47,995,471	36,370,647	6,259,654	8,157,945	4,054,538	2,660,232	105,498,487
Additions/capitalizations (1)	1,625,316	1,179,602	1,573,469	390,731	18,705	244,494	5,032,317
Increase in abandonment costs (Note 23)	181,318	15,035	—	3,885	—	3,126	203,364
Capitalized financial interests (2)	42,052	31,511	38,756	14,965	753	8,324	136,361
Exchange differences capitalized	1,338	1,002	1,233	476	24	265	4,338
Disposals	(491,677)	(84,184)	(79,077)	(16,390)	(10,155)	(85,785)	(767,268)
Effect of control loss in subsidiaries (3)	(298,570)	(592,885)	(775)	(266,526)	(60,341)	(144,189)	(1,363,286)
Adjustment on fair value for business combination (4)	547,965	44,538	—	54,413	—	73,754	720,670
Foreign currency translation	1,336,351	478,103	19,804	59,107	73,181	29,876	1,996,422
Transfers /reclassifications	149,217	(301,675)	(298,836)	13,863	36,121	(97,636)	(498,946)
Balance as of December 31, 2020	51,088,781	37,141,694	7,514,228	8,412,469	4,112,826	2,692,461	110,962,459
Accumulated depreciation and impairment losses
Balance as of December 31, 2019	(19,035,642)	(16,635,110)	(1,114,366)	(3,456,254)	(80,682)	(961,611)	(41,283,665)
Depreciation expense	(2,296,176)	(1,634,545)	—	(341,052)	—	(113,207)	(4,384,980)
(Loss) reversal of an impairment (Note 18)	(368,754)	329,743	(327,751)	(18,074)	8,799	(8,601)	(384,638)
Disposals	443,259	75,150	3,492	14,279	11	82,310	618,501
Effect of control loss in subsidiaries (3)	266,825	403,095	262	221,708	30,669	108,081	1,030,640
Foreign currency translation	(306,506)	(155,927)	959	(13,707)	3,403	(9,738)	(481,516)
Transfers/reclassifications	40,125	59,570	413,948	(35,624)	(40,748)	(5,734)	431,537
Balance as of December 31, 2020	(21,256,869)	(17,558,024)	(1,023,456)	(3,628,724)	(78,548)	(908,500)	(44,454,121)

Net balance as of December 31, 2019	28,959,829	19,735,537	5,145,288	4,701,691	3,973,856	1,698,621	64,214,822
Net balance as of December 31, 2020	29,831,912	19,583,670	6,490,772	4,783,745	4,034,278	1,783,961	66,508,338
(1)	Includes capitalizations for the acquisition of Guajira association by Hocol for a value of COP$361,426.
(2)	Financial interests are capitalized based on the weighted average rate of borrowing costs. See Note 20 - Loans and borrowings.
(3)	See effects of control loss in subsidiaries in Note 28.
(4)	On November 22, 2019, Hocol S.A. – a 100% subsidiary of Ecopetrol Business Group – signed a Purchase Agreement and Sale of Assets with “Chevron” to acquire the entire stake owned by the latter in the Guajira Association (43% of the association contract) and its position as operator.